Note 1 - Property, Plant and Equipment Estimated Useful Lives (Details)	8 Months Ended	12 Months Ended
	Aug. 31, 2013	Dec. 31, 2015
Building and Building Improvements [Member] | Successor [Member] | Minimum [Member]
Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant, and equipment, estimated useful lives		5 years
Building and Building Improvements [Member] | Successor [Member] | Maximum [Member]
Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant, and equipment, estimated useful lives		40 years
Building and Building Improvements [Member] | Predecessor [Member] | Minimum [Member]
Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant, and equipment, estimated useful lives	1 year
Building and Building Improvements [Member] | Predecessor [Member] | Maximum [Member]
Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant, and equipment, estimated useful lives	38 years
Land Improvements [Member] | Successor [Member]
Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant, and equipment, estimated useful lives		20 years
Land Improvements [Member] | Predecessor [Member] | Minimum [Member]
Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant, and equipment, estimated useful lives	1 year
Land Improvements [Member] | Predecessor [Member] | Maximum [Member]
Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant, and equipment, estimated useful lives	20 years
Leasehold Improvements [Member] | Successor [Member] | Minimum [Member]
Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant, and equipment, estimated useful lives		3 years
Leasehold Improvements [Member] | Successor [Member] | Maximum [Member]
Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant, and equipment, estimated useful lives		20 years
Leasehold Improvements [Member] | Predecessor [Member] | Minimum [Member]
Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant, and equipment, estimated useful lives	1 year
Leasehold Improvements [Member] | Predecessor [Member] | Maximum [Member]
Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant, and equipment, estimated useful lives	10 years
Equipment [Member] | Successor [Member] | Minimum [Member]
Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant, and equipment, estimated useful lives		3 years
Equipment [Member] | Successor [Member] | Maximum [Member]
Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant, and equipment, estimated useful lives		15 years
Equipment [Member] | Predecessor [Member] | Minimum [Member]
Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant, and equipment, estimated useful lives	1 year
Equipment [Member] | Predecessor [Member] | Maximum [Member]
Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant, and equipment, estimated useful lives	20 years
Tools, Dies and Molds [Member] | Successor [Member] | Minimum [Member]
Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant, and equipment, estimated useful lives		1 year
Tools, Dies and Molds [Member] | Successor [Member] | Maximum [Member]
Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant, and equipment, estimated useful lives		3 years
Tools, Dies and Molds [Member] | Predecessor [Member] | Minimum [Member]
Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant, and equipment, estimated useful lives	1 year
Tools, Dies and Molds [Member] | Predecessor [Member] | Maximum [Member]
Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant, and equipment, estimated useful lives	3 years
Furniture and Fixtures [Member] | Successor [Member] | Minimum [Member]
Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant, and equipment, estimated useful lives		5 years
Furniture and Fixtures [Member] | Successor [Member] | Maximum [Member]
Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant, and equipment, estimated useful lives		10 years
Furniture and Fixtures [Member] | Predecessor [Member] | Minimum [Member]
Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant, and equipment, estimated useful lives	1 year
Furniture and Fixtures [Member] | Predecessor [Member] | Maximum [Member]
Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant, and equipment, estimated useful lives	10 years